Litigation Litigation (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended	6 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jan. 27, 2014 Subsequent Event [Member] Abatement of Alleged Public Nuisance [Member] defendant	Jun. 30, 2008 Trial by Jury, State of Rhode Island [Member] jury_trial defendant
Loss Contingencies [Line Items]
Number of Jury Trials						2
Number of additional defendants						2
Number of additional plaintiffs					2
Damages awarded to plaintiff					$ 1,150,000,000
Payments for Employee Stock Ownership Plan (ESOP)	80,000,000
Cost of goods sold increase due to DOL settlement			28,711,000	16,000,000
Increase to selling, general and administrative expense due to DOL settlement			2,873,000	64,000,000
Import tax examination, liability adjustment from settlement with taxing authority, after tax			21,858,000
DOL settlement		80,000,000	(80,000,000)	80,000,000
After tax charge to earnings for DOL settlement		$ 49,163,000		$ 49,163,000